Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ (3,954)	$ (1,650)	$ (1,290)
Deferred	(4,854)	23,007	(889)
Income tax (expense) recovery	$ (8,808)	$ 21,357	$ (2,179)